Summary Of Amortized Cost Of Mortgage Loans (Detail) (Mortgage loans, net of allowance [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of the amortized cost of mortgage loans
Total amortized cost	$ 7,296	$ 6,376
Total valuation allowance	26	35
Mortgage loans, net of allowance	7,270	6,341
Non-specific reserves [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	7,279	6,350
Non-specific reserves	21	29
Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	17	26
Specific reserves	$ 5	$ 6